Provision for legal proceedings and judicial deposits - Summary of Principal Tax Proceedings for Which Risk of Loss is Probable (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Provision for legal proceedings		R$ 1,360,898	R$ 1,354,171	R$ 1,363,168
Compensation with FINSOCIAL [Member]
Disclosure of other provisions [line items]
Provision for legal proceedings	[1]	296,445	293,291
INSS - Social security [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	[2]	97,928	95,979
State VAT - ICMS credits [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	[3]	93,743	97,534
IPI - Excise tax credit - NT [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	[4]	53,697	53,693
Federal income taxes [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		9,508	1,707
PIS and COFINS [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		2,304	2,889
Other [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		81,781	44,087
Legal proceedings provision, tax [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		635,406	589,180	R$ 534,131
Legal proceedings provision, tax [member] | State VAT - ICMS credits [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		R$ 93,407	R$ 97,534

[1]	The Brazilian federal tax authorities denied applications filed by CLE to set off credits derived from undue payments of FINSOCIAL, a social tax levy, against other federal tax debts. Based on a favorable judicial decision, Mobil acquired the right to set off credits of FINSOCIAL against certain COFINS liabilities. However, a subsequent favorable judicial decision granted CLE immunity against the enforcement of such COFINS-related debts. Therefore, previous set-off applications were canceled, because COFINS liabilities ceased to exist, and CLE sought to use the relevant tax credits to set off other federal tax debts. However, the Brazilian federal tax authorities refused to ratify the set-offs, claiming that the COFINS immunity applied only to the fiscal year during which the lawsuit was filed (i.e., in 1992). No judicial deposits were made for these proceedings. The provision for these proceedings was R$296,400 as of December 31, 2020 and R$293,291 as of December 31, 2019. No judicial deposits were made.
[2]	The amount provisioned for INSS, among other cases, is represented, essentially, by amounts related to social security contributions levied on billing, pursuant to Article -A of the Law No. /, whose constitutionality is being challenged in court. Judicial deposits are made monthly.
[3]	The provisioned amounts relating to tax assessments issued against us by the tax authorities related to several types of ICMS credits, including: (a) an assessment notice related to ICMS payments for raw material purchases which are considered for “use and consumption” and therefore, according to the tax authorities, are not eligible for compensation; (b) an assessment, as sole obligor, for allegedly disregarding withholding obligations of ICMS taxes in relation to a tolling agreement, arising from an agricultural partnership between the Company’s sugarcane plants and Central Paulista Ltda. Açúcar e Álcool; (c) an assessment notice related to ICMS payments related to the exportation of crystallized sugar not considered under tributary immunity; (d) assessment notice related to the ICMS under tributary substitution regime; and (e) ICMS assessment notice related to interstate operations taxed as internal transactions and, therefore, subject to a higher rate. No judicial deposits have been made in connection with these proceedings. These provisions amounted to R$93,407 as of December 31, 2020 and R$97,534 as of December 31, 2019.
[4]	IPI Selectivity proceedings, from November 1992 to December 1995, judged by the STF, using the General Repercussion method (RE No. 592,145, item 080), in the amount of R$39,407, with unfavorable scenario for the Company.